Other non-current receivables (Tables)	6 Months Ended
Jun. 30, 2025
Trade and other non-current receivables [abstract]
Summary of Other Non-Current Receivables

	June 30, 2025	December 31, 2024
Promissory note	26,399	24,867
Long-term prepaid expenses	14,059	14,634
Deposits	1,058	1,024
Derivatives	—	125
Other receivables	3,624	3,681
Total	45,140	44,331